NET (LOSS) / INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Numerator:
Net (loss) / income attributable to TAL Education Group's shareholders Basic	$ 530,751	$ 84,591	$ (3,573)
Net (loss) / income attributable to TAL Education Group's shareholders Diluted	$ 530,751	$ 84,591	$ (3,573)
Denominator:
Weighted average shares outstanding - basic	190,420,468	201,963,823	203,304,744
Effect of dilutive securities:
Dilutive effect of non-vested shares and options	2,504,825	3,258,930
Weighted average shares outstanding - diluted	192,925,293	205,222,753	203,304,744
Net (loss) / income per common share attributable to TAL Education Group's shareholders-basic	$ 2.79	$ 0.42	$ (0.02)
Net (loss) / income per common share attributable to TAL Education Group's shareholders-diluted	$ 2.75	$ 0.41	$ (0.02)